Segments - Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Information [Line Items]
Investment management intersegment revenues	$ 6,366.9	$ 6,310.8	$ 8,406.4	$ 8,376.5	$ 8,106.8
Closed Block Variable Annuity	(570.4)	(138.1)	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	28.3	553.9	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	125.8	112.6	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	(70.8)	63.5	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	254.1	347.8	313.8	399.1	143.2
Other adjustments to operating revenues	260.6	161.0	214.0	212.0	228.1
Total revenues	6,394.5	7,411.5	9,615.3	9,718.8	9,274.2
Intersegment Eliminations
Sales Information [Line Items]
Investment management intersegment revenues	117.8	117.3	157.6	164.1	156.8
Retirement Solutions | Retirement
Sales Information [Line Items]
Investment management intersegment revenues	1,787.0	1,701.4	2,271.9	2,225.4	2,179.0
Retirement Solutions | Annuities
Sales Information [Line Items]
Investment management intersegment revenues	930.7	989.6	1,307.0	1,401.4	1,482.5
Investment Management
Sales Information [Line Items]
Investment management intersegment revenues	440.6	403.0	545.5	491.9	454.5
Insurance Solutions | Individual Life
Sales Information [Line Items]
Investment management intersegment revenues	2,099.0	2,099.7	2,793.9	2,785.0	2,613.4
Insurance Solutions | Employee Benefits
Sales Information [Line Items]
Investment management intersegment revenues	946.0	937.6	1,251.2	1,246.2	1,277.8
Total Ongoing Businesses
Sales Information [Line Items]
Investment management intersegment revenues	6,203.3	6,131.3	8,169.5	8,149.9	8,007.2
Corporate
Sales Information [Line Items]
Investment management intersegment revenues	53.8	46.7	65.9	(13.7)	(132.3)
Closed Blocks
Sales Information [Line Items]
Investment management intersegment revenues	109.8	132.8	171.0	240.3	231.9
Closed Blocks | Closed Block Institutional Spread Products
Sales Information [Line Items]
Investment management intersegment revenues	87.7	103.2	127.2	188.1	167.6
Closed Blocks | Closed Block Other
Sales Information [Line Items]
Investment management intersegment revenues	$ 22.1	$ 29.6	$ 43.8	$ 52.2	$ 64.3